Cover	Nov. 02, 2026	Jul. 29, 2026
Cover [Abstract]
Document Period End Date	Nov. 02, 2026
Registrant Name		MATTEL, INC.
Entity Address, Address Line One		333 Continental Boulevard
Entity Address, State or Province		CA
Local Phone Number		252-2000
Pre-commencement Issuer Tender Offer		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Entity Address, City or Town		El Segundo
City Area Code		310
Written Communications		false
Title of 12(b) Security		Common Stock, $1.00 per share
Trading Symbol		MAT
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Incorporation, Date of Incorporation		DE
Entity File Number		001-05647
Entity Tax Identification Number		95-1567322
Entity Address, Postal Zip Code		90245-5012
Document Type		8-K
Central Index Key		0000063276
Amendment Flag		false